INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS
NOTE 7 – INTANGIBLE ASSETS

The Company’s intangible assets as of September 30, 2023 are summarized as follows:

			Accumulated
Type	Useful Life	Amount	Amortization	Net
Development rights	2-3 years	$769,383	$101,318	$668,065
Customer relationships	5 years	233,800	81,830	151,970
Developed technology	2 years	27,750	24,290	3,460
		$1,030,933	$207,438	$823,495

The Company’s intangible assets as of December 31, 2022 are summarized as follows:

			Accumulated
Type	Useful Life	Amount	Amortization	Net
Development rights	2-3 years	$119,383	$6,639	$112,744
Customer relationships	5 years	233,800	46,760	187,040
Developed technology	2 years	27,750	13,880	13,870
		$380,933	$67,279	$313,654

Future amortization of the Company’s intangible assets as of September 30, 2023 are as follows:

December 31,	Amount
2023	$83,431
2024	319,884
2025	286,852
2026	133,328
$823,495

Intangible assets are amortized over their estimated useful lives. Each period, the Company evaluates the estimated remaining useful life of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization. Management tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.

As described in Note 1, Loyal assets and operations were transferred to Correlate in November 2022 and Loyal was dissolved. Management determined the trademark/trade name intangible asset acquired in the Loyal Exchange Agreement (Note 9) was impaired and recorded an impairment expense of $139,700.